UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: April 30
Date of reporting period: October 30, 2020

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Core Strategies: Short Duration Bond Fund
(Institutional Class and Class L)
Semi-Annual Report
October 30, 2020
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Ratings as of October 30, 2020 (unaudited)
Rating	Percentage of Fund Investments
Aaa	56.33%
A2	1.16
A3	2.13
Baa1	4.32
Baa2	7.74
Baa3	10.84
Ba1	5.65
Short Term Investments	11.83
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2020 to October 30, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(05/01/20)	(10/30/20)	(05/01/20 – 10/30/20)
Institutional Class
Actual	$1,000.00	$1,032.00	$1.27
Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.27
Class L
Actual	$1,000.00	$1,028.10	$4.32
Hypothetical (5% return before expenses)	$1,000.00	$1,020.80	$4.31
* Expenses are equal to the Fund's annualized expense ratio of 0.25% for the Institutional Class and 0.85% for the Class L shares, multiplied by the average account value over the period, multiplied by 183/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of IRAs or your financial professional brokerage commissions, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: SHORT DURATION BOND FUND
Schedule of Investments
As of October 30, 2020 (Unaudited)
Principal Amount		Fair Value
CORPORATE BONDS AND NOTES
Basic Materials — 2.57%
$ 250,000	CF Industries Inc(a) 3.40%, 12/01/2021	$ 256,182
1,000,000	Steel Dynamics Inc 2.80%, 12/15/2024	1,061,011
		1,317,193
Communications — 3.37%
300,000	Charter Communications Operating LLC / Charter Communications Operating Capital 4.46%, 07/23/2022	317,924
300,000	Discovery Communications LLC 2.95%, 03/20/2023	315,890
1,000,000	T-Mobile USA Inc(a) 3.50%, 04/15/2025	1,095,610
		1,729,424
Consumer, Cyclical — 2.02%
1,000,000	Hasbro Inc 2.60%, 11/19/2022	1,036,515
Consumer, Non-Cyclical — 10.08%
350,000	Amgen Inc 1.90%, 02/21/2025	364,425
300,000	Anthem Inc 3.35%, 12/01/2024	328,976
675,000	Bacardi Ltd(a) 4.45%, 05/15/2025	756,530
350,000	Bayer US Finance II LLC(a)(b) 1.26%, 12/15/2023 3-mo. LIBOR + 1.01%	352,833
250,000	Becton Dickinson & Co(b) 1.28%, 06/06/2022 3-mo. LIBOR + 1.03%	252,011
300,000	Cigna Corp(b) 1.11%, 07/15/2023 3-mo. LIBOR + 0.89%	303,101
	CVS Health Corp
294,000	3.70%, 03/09/2023	314,692
250,000	2.63%, 08/15/2024	266,641
350,000	EMD Finance LLC(a) 2.95%, 03/19/2022	360,290
350,000	HCA Inc 4.75%, 05/01/2023	381,925
200,000	Keurig Dr Pepper Inc 3.13%, 12/15/2023	214,369
350,000	McCormick & Co Inc 3.50%, 09/01/2023	374,886
250,000	Shire Acquisitions Investments Designated Activity Co 2.88%, 09/23/2023	265,197
300,000	Thermo Fisher Scientific Inc 4.13%, 03/25/2025	340,914
300,000	Upjohn Inc(a) 1.13%, 06/22/2022	302,717
		5,179,507
Principal Amount		Fair Value
Energy — 2.99%
$ 1,500,000	Plains All American Pipeline LP / PAA Finance Corp 3.65%, 06/01/2022	$ 1,536,881
Financial — 7.28%
200,000	AIG Global Funding(a) 0.80%, 07/07/2023	201,447
300,000	Capital One Bank NA(b) 2.01%, 01/27/2023 1-yr. SOFR + 0.61%	305,053
350,000	Citigroup Inc(b) 2.31%, 11/04/2022 1-yr. SOFR + 0.87%	356,413
150,000	Citizens Bank NA 2.65%, 05/26/2022	154,817
350,000	Goldman Sachs Group Inc(b) 2.91%, 07/24/2023 3-mo. LIBOR + 0.99%	363,515
350,000	Morgan Stanley 3.88%, 04/29/2024	386,788
300,000	New York Life Global Funding(a) 2.88%, 04/10/2024	321,201
350,000	Simon Property Group LP REIT 2.00%, 09/13/2024	361,064
1,250,000	Synchrony Bank 3.00%, 06/15/2022	1,291,212
		3,741,510
Industrial — 2.40%
300,000	Carrier Global Corp(a) 1.92%, 02/15/2023	309,077
350,000	CNH Industrial Capital LLC 1.95%, 07/02/2023	356,021
300,000	JB Hunt Transport Services Inc 3.30%, 08/15/2022	312,908
235,000	Trimble Inc 4.15%, 06/15/2023	253,622
		1,231,628
Technology — 0.75%
350,000	Dell International LLC / EMC Corp(a) 5.45%, 06/15/2023	385,204
Utilities — 0.60%
300,000	DTE Energy Co 2.60%, 06/15/2022	309,923
TOTAL CORPORATE BONDS AND NOTES — 32.06% (Cost $16,016,398)		$16,467,785

See Notes to Financial Statements.

Semi-Annual Report - October 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: SHORT DURATION BOND FUND
Schedule of Investments
As of October 30, 2020 (Unaudited)
Principal Amount		Fair Value
U.S. TREASURY BONDS AND NOTES
$27,400,000	United States Treasury Note/Bond 1.75%, 09/30/2022	$28,236,984
TOTAL U.S. TREASURY BONDS AND NOTES — 54.97% (Cost $28,242,349)		$28,236,984
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 11.68%
6,000,000	Federal Home Loan Bank 0.01%, 11/02/2020	5,999,997
TOTAL SHORT TERM INVESTMENTS — 11.68% (Cost $5,999,997)		$ 5,999,997
TOTAL INVESTMENTS — 98.71% (Cost $50,258,744)		$50,704,766
OTHER ASSETS & LIABILITIES, NET — 1.29%		$ 660,376
TOTAL NET ASSETS — 100.00%		$51,365,142
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at October 30, 2020.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
See Notes to Financial Statements.

Semi-Annual Report - October 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of October 30, 2020 (Unaudited)
Great-West Core Strategies: Short Duration Bond Fund
ASSETS:
Investments in securities, fair value(a)	$50,704,766
Interest receivable	183,353
Subscriptions receivable	219
Receivable for investments sold	2,936,320
Total Assets	53,824,658
LIABILITIES:
Payable for director fees	4,009
Payable for distribution fees	15,998
Payable for other accrued fees	29,967
Payable for shareholder services fees	23,458
Payable to custodian	650,586
Payable to investment adviser	5,720
Redemptions payable	1,729,778
Total Liabilities	2,459,516
NET ASSETS	$51,365,142
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$495,408
Paid-in capital in excess of par	46,867,072
Undistributed/accumulated earnings	4,002,662
NET ASSETS	$51,365,142
NET ASSETS BY CLASS
Class L	$50,937,650
Institutional Class	$427,492
CAPITAL STOCK:
Authorized
Class L	30,000,000
Institutional Class	15,000,000
Issued and Outstanding
Class L	4,913,553
Institutional Class	40,530
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class L	$10.37
Institutional Class	$10.55
(a) Cost of investments	$50,258,744
See Notes to Financial Statements.

Semi-Annual Report - October 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended October 30, 2020 (Unaudited)
Great-West Core Strategies: Short Duration Bond Fund
INVESTMENT INCOME:
Interest	$1,613,169
Income from securities lending	398
Dividends	9,871
Total Income	1,623,438
EXPENSES:
Management fees	201,734
Shareholder services fees – Class L	306,317
Audit and tax fees	18,226
Custodian fees	3,622
Director's fees	9,709
Distribution fees – Class L	217,068
Legal fees	2,427
Pricing fees	3,770
Registration fees	43,346
Shareholder report fees	1,707
Transfer agent fees	3,601
Other fees	900
Total Expenses	812,427
Less amount waived by investment adviser	64,996
Net Expenses	747,431
NET INVESTMENT INCOME	876,007
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	2,670,864
Net Realized Gain	2,670,864
Net change in unrealized appreciation on investments	1,926,625
Net Change in Unrealized Appreciation	1,926,625
Net Realized and Unrealized Gain	4,597,489
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,473,496
See Notes to Financial Statements.

Semi-Annual Report - October 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended October 30, 2020 and fiscal year ended April 30, 2020
Great-West Core Strategies: Short Duration Bond Fund	2020 (Unaudited)	2020
OPERATIONS:
Net investment income	$876,007	$2,393,334
Net realized gain	2,670,864	1,001,589
Net change in unrealized appreciation (depreciation)	1,926,625	(1,874,151)
Net Increase in Net Assets Resulting from Operations	5,473,496	1,520,772
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Class L	(705,027)	(2,731,032)
Institutional Class	(1,766)	(15,406)
From Net Investment Income and Net Realized Gains	(706,793)	(2,746,438)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class L	33,990,396	153,891,798
Institutional Class	95,097	914,190
Shares issued in reinvestment of distributions
Class L	705,027	2,731,032
Institutional Class	1,766	15,406
Shares redeemed
Class L	(176,767,929)	(27,106,580)
Institutional Class	(6,061)	(705,910)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(141,981,704)	129,739,936
Total Increase (Decrease) in Net Assets	(137,215,001)	128,514,270
NET ASSETS:
Beginning of Period	188,580,143	60,065,873
End of Period	$51,365,142	$188,580,143
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class L	3,291,450	15,087,835
Institutional Class	9,038	88,645
Shares issued in reinvestment of distributions
Class L	68,119	269,124
Institutional Class	168	1,496
Shares redeemed
Class L	(17,056,262)	(2,688,562)
Institutional Class	(575)	(68,519)
Net Increase (Decrease)	(13,688,062)	12,690,019
See Notes to Financial Statements.

Semi-Annual Report - October 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: SHORT DURATION BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)
Class L
10/30/2020(Unaudited)	$10.12	0.05	0.23	0.28	(0.03)	-	(0.03)	$10.37	2.81% (c)
04/30/2020	$10.09	0.19	0.05	0.24	(0.21)	-	(0.21)	$10.12	2.40%
04/30/2019 (d)	$10.00	0.16	0.09	0.25	(0.16)	-	(0.16)	$10.09	2.53% (c)
Institutional Class
10/30/2020(Unaudited)	$10.27	0.08	0.25	0.33	(0.05)	-	(0.05)	$10.55	3.20% (c)
04/30/2020	$10.24	0.26	0.03	0.29	(0.26)	-	(0.26)	$10.27	2.89%
04/30/2019 (e)	$10.00	0.25	0.09	0.34	(0.10)	-	(0.10)	$10.24	3.38% (c)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Class L
10/30/2020 (Unaudited)	$ 50,938	0.90% (g)	0.85% (g)	1.00% (g)	99% (c)
04/30/2020	$188,253	0.95%	0.85%	1.90%	105%
04/30/2019 (d)	$ 59,961	1.34% (g)	0.85% (g)	2.43% (g)	109% (c)
Institutional Class
10/30/2020 (Unaudited)	$ 427	10.31% (g)	0.25% (g)	1.44% (g)	99% (c)
04/30/2020	$ 328	8.84%	0.25%	2.53%	105%
04/30/2019 (e)	$ 105	2.21% (g)	0.25% (g)	2.97% (g)	109% (c)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(c)	Not annualized for periods less than one full year.
(d)	Class L inception date was September 10, 2018.
(e)	Institutional Class inception date was June 25, 2018.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - October 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: SHORT DURATION BOND FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of fifty-five funds. Interests in the Great-West Core Strategies: Short Duration Bond Fund (the Fund) are included herein. The investment objective of the Fund is to seek maximum total return that is consistent with preservation of capital and liquidity. The Fund is diversified as defined in the 1940 Act. The Fund shares are available through certain broker-dealers, custodians or trustees of individual retirement accounts, or other financial intermediaries who have entered into agreements with the Fund’s distributor to make the shares available.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. Effective as of the close of business on October 5, 2020, Class L shares are closed to new investors and new contributions by existing shareholders. Shareholders may continue to reinvest dividends and capital gains arising from Class L shares, but no other forms of contributions will be allowed. The Fund reserves the right to modify or limit the above exceptions or re-open Class L shares at any time without prior notice. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. This report includes information for the Class L and Institutional Class; the Investor Class has not yet been capitalized.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Semi-Annual Report - October 30, 2020

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of October 30, 2020, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.

Semi-Annual Report - October 30, 2020

Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid four times annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and market discount adjustments.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of October 30, 2020 were as follows:
Federal tax cost of investments	$50,265,622
Gross unrealized appreciation on investments	454,012
Gross unrealized depreciation on investments	(14,868)
Net unrealized appreciation on investments	$439,144
2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.23% of the Fund’s average daily net assets. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.25% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder services fees, distribution fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on August 28, 2021 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At October 30, 2020, the amounts available for recoupment were as follows:
Expires April 30, 2022	Expires April 30, 2023	Expires October 30, 2023	Recoupment of Past Reimbursed Fees by the Adviser
$121,950	$161,804	$64,996	$0
Great-West Funds has entered into a Shareholder Services Agreement with Empower Retirement, LLC (“Empower”), an affiliate of Great-West Capital Management, LLC ("GWCM") and subsidiary of GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.

Semi-Annual Report - October 30, 2020

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all fifty-five funds for which they serve as directors was $803,250 for the period January 1 through October 30, 2020.
3.  PURCHASES AND SALES OF INVESTMENTS
For the period ended October 30, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $49,462,841 and $215,605,028, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $105,695,796 and $88,991,071, respectively.
4.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The Fund had no securities on loan as of October 30, 2020.
5.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
6.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to October 30, 2020, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - October 30, 2020

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds’ Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The programis designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the Great-West Capital Management, LLC (the “Adviser”) Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through May 2020 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception in December 2018 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 11, 2020. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii)	the Funds benefit from the stability of their shareholder base,
(iii)	the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv)	no changes were proposed to the program as of the date of the report, and
(v)	no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 27,2020 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)  A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:December 14, 2020
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:December 14, 2020
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:December 14, 2020